Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 4,569,517	$ 2,526,431
Margin cash	132,461	130,209
Trade accounts receivable	3,390,856	3,878,125
Inventories	5,101,230	5,393,582
Biological assets	1,712,153	1,861,106
Recoverable taxes	919,120	1,021,701
Derivative assets	87,795	84,890
Other current assets	323,194	319,678
TOTAL CURRENT ASSETS	16,236,326	15,215,722
NON-CURRENT ASSETS
Recoverable taxes	1,744,275	1,756,630
Biological assets	531,477	501,958
Related party receivables	118,554	182,268
Deferred income taxes	774,861	605,880
Derivative assets	81,940	23,615
Other non-current assets	319,226	214,293
TOTAL OTHER NON-CURRENT ASSETS	3,570,333	3,284,644
Investments in equity-accounted investees	56,601	56,507
Property, plant and equipment	12,918,249	11,915,363
Right of use assets	1,705,710	1,605,093
Intangible assets	1,985,595	1,979,491
Goodwill	6,105,020	5,828,691
TOTAL NON-CURRENT ASSETS	26,341,508	24,669,789
TOTAL ASSETS	42,577,834	39,885,511
CURRENT LIABILITIES
Trade accounts payable	5,257,053	5,943,139
Supply chain finance	948,066	588,592
Loans and financing	891,570	1,577,047
Income taxes	83,247	91,070
Other taxes payable	144,002	139,088
Payroll and social charges	1,297,181	1,198,063
Lease liabilities	352,627	342,747
Dividends payable	400	35
Provisions for legal proceedings	197,440	174,240
Derivative liabilities	144,251	107,238
Other current liabilities	581,123	410,491
TOTAL CURRENT LIABILITIES	9,896,960	10,571,750
NON-CURRENT LIABILITIES
Loans and financings	19,107,567	16,123,101
Income and other taxes payable	94,368	116,151
Payroll and social charges	490,503	455,942
Lease liabilities	1,488,600	1,379,086
Deferred income taxes	1,360,257	1,363,072
Provisions for legal proceedings	315,953	253,250
Other non-current liabilities	115,840	77,013
TOTAL NON-CURRENT LIABILITIES	22,973,088	19,767,615
EQUITY
Share capital - common shares	13,177,841	13,177,841
Capital reserve	(186,009)	(193,118)
Other reserves	(36,413)	(35,177)
Profit reserves	3,623,632	4,299,711
Accumulated other comprehensive loss	(7,554,007)	(8,349,081)
Attributable to company shareholders	9,025,044	8,900,176
Attributable to non-controlling interest	682,742	645,970
TOTAL EQUITY	9,707,786	9,546,146
TOTAL LIABILITIES AND EQUITY	$ 42,577,834	$ 39,885,511